Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities [Abstract]
Lease Liabilities, Beginning of Year	$ 1,916	$ 1,494
Additions	49	590
Interest Expense	87	82
Lease Payments	(284)	(232)
Terminations	(1)	(11)
Modifications	(2)
Re-measurement	(2)	15
Exchange Rate Movements and Other	(6)	(22)
Lease Liabilities, End of Year	1,757	1,916
Less: Current Portion	184	196
Long-Term Portion	$ 1,573	$ 1,720